Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Trade payables	€ 321.1	€ 289.4
Accruals and deferred income	125.3	109.6
Current trade payables, relating to trade terms	79.5	39.5
Social security and other taxes	19.0	18.2
Other payables	19.0	17.7
Financial payables	7.7	3.1
Total current trade and other payables	571.6	477.5
Non-current liabilities
Accruals and deferred income	1.3	1.8
Total non-current trade and other payables	1.3	1.8
Total trade and other payables	€ 572.9	€ 479.3